Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Non-current	$ 201,718	$ 159,435
Current	45,136	36,337
Lease liabilities	$ 246,854	$ 195,772